June 10, 1998

Reference: Accession Number: 0000950109-98-003497
           CIK: 0000901234
           Company: West Virginia Municipals Portfolio
           File Number: 811-07648

An incorrect N-30D EDGAR filing was transmitted, accepted and disseminated on may 27, 1998 for the above registrant.

Please disregard this erroneous filing.

West Virginia Municipals Portfolio
Eaton Vance